Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Summary of Reconciliation of Changes in Intangible Assets and Goodwill

	Rights to Produce and Distribute Coca-Cola trademark Products	Goodwill	Other indefinite lived intangible assets	Technology costs and management systems	Development systems	Other amortizable	Total
Balance as of January 1, 2020	Ps. 82,000	Ps. 25,833	Ps. 1,165	Ps. 6,430	Ps. 690	Ps. 752	Ps. 116,870
Purchases	—	—	—	43	198	48	289
Transfer of completed development systems	—	—	—	374	(665)	291	—
Disposals	—	—	(25)	(41)	(6)	(371)	(443)
Effect of movements in exchange rates	(4,604)	(2,402)	8	(97)	(41)	(21)	(7,157)
Changes in value on the recognition of inflation effects	—	—	—	—	—	38	38
Cost as of December 31, 2020	Ps. 77,396	Ps. 23,431	Ps. 1,148	Ps. 6,709	Ps. 176	Ps. 737	Ps. 109,597
Balance as of January 1, 2021	Ps. 77,396	Ps. 23,431	Ps. 1,148	Ps. 6,709	Ps. 176	Ps. 737	Ps. 109,597
Purchases	—	—	135	370	673	113	1,291
Transfer of completed development systems	—	—	—	255	(469)	214	—
Disposals	—	—	(3)	—	—	—	(3)
Effect of movements in exchange rates	(1,257)	(522)	(88)	(374)	(5)	(24)	(2,270)
Changes in value on the recognition of inflation effects	—	—	—	—	—	62	62
Cost as of December 31, 2021	Ps. 76,139	Ps. 22,909	Ps. 1,192	Ps. 6,960	Ps. 375	Ps. 1,102	Ps. 108,677
Balance as of January 1, 2022	Ps. 76,139	Ps. 22,909	Ps. 1,192	Ps. 6,960	Ps. 375	Ps. 1,102	Ps. 108,677
Purchases	—	—	—	46	1,138	4	1,188
Additions from business combinations	1,116	205	—	17	—	—	1,338
Transfer of completed development systems	—	—	—	65	(158)	93	—
Disposals	—	—	—	(775)	—	—	(775)
Effect of movements in exchange rates	(756)	144	(150)	(51)	(13)	(70)	(896)
Changes in value on the recognition of inflation effects	—	—	—	—	—	80	80
Cost as of December 31, 2022	Ps. 76,499	Ps. 23,258	Ps. 1,042	Ps. 6,262	Ps. 1,342	Ps. 1,209	Ps. 109,612

	Rights to Produce and Distribute Coca-Cola trademark Products	Goodwill	Other indefinite lived intangible assets	Technology costs and management systems	Development systems	Other amortizable	Total
Accumulated amortization
Balance as of January 1, 2020	Ps. (745)	Ps. —	Ps. —	Ps. (3,805)	Ps. —	Ps. (270)	Ps. (4,820)
Amortization expense	—	—	—	(703)	—	(317)	(1,020)

Disposals	—	—	—	20	—	48	68
Effect of movements in exchange rate	—	—	—	164	—	11	175
Changes in value on the recognition of inflation effects	—	—	—	(29)	—	—	(29)
Balance as of December 31, 2020	Ps. (745)	Ps. —	Ps. —	Ps. (4,353)	Ps. —	Ps. (528)	Ps. (5,626)
Amortization expense	—	—	—	(594)	—	(294)	(888)
Disposals	—	—	—	—	—	—	—
Effect of movements in exchange rate	—	—	—	53	—	10	63
Changes in value on the recognition of inflation effects	—	—	—	(52)	—	—	(52)
Balance as of December 31, 2021	Ps. (745)	Ps. —	Ps. —	Ps. (4,946)	Ps. —	Ps. (812)	Ps. (6,503)
Amortization expense	—	—	—	(522)	—	(246)	(768)
Disposals	—	—	—	775	—	—	775
Effect of movements in exchange rate	—	—	—	96	—	5	101
Changes in value on the recognition of inflation effects - amortization	—	—	—	(94)	—	(1)	(95)
Balance as of December 31, 2022	Ps. (745)	Ps. —	Ps. —	Ps. (4,691)	Ps. —	Ps. (1,054)	Ps. (6,490)

Balance as of December 31, 2020	Ps. 76,651	Ps. 23,431	Ps. 1,148	Ps. 2,356	Ps. 176	Ps. 209	Ps. 103,971
Balance as of December 31, 2021	Ps. 75,394	Ps. 22,909	Ps. 1,192	Ps. 2,014	Ps. 375	Ps. 290	Ps. 102,174
Balance as of December 31, 2022	Ps. 75,754	Ps. 23,258	Ps. 1,042	Ps. 1,571	Ps. 1,342	Ps. 155	Ps. 103,122

Disclosure of Aggregate Carrying Amounts of Goodwill and Distribution Rights Allocated to Each CGUl
The aggregate carrying amounts of goodwill and distribution rights allocated to each CGU are as follows:

In millions of Ps.	2022	2021
Mexico	Ps. 56,587	Ps. 56,352
Guatemala	1,691	1,735
Nicaragua	404	438
Costa Rica	1,418	1,407
Panama	1,170	1,238
Colombia	3,051	3,798
Brazil	31,753	30,608
Argentina	426	395
Uruguay	2,512	2,332
Total	Ps. 99,012	Ps. 98,303

Details of Key Assumptions by CGU for Impairment Test
The key assumptions by CGU for impairment test as of December 31, 2022 were as follows:

CGU	Pre-tax WACC	Post –tax WACC	Expected Annual Long-Term Inflation 2023-2027	Expected Volume Growth Rates 2023-2027
Mexico	9.5%	6.5%	4.3%	2.4%
Brazil	11.6%	7.2%	3.9%	4.3%
Colombia	13.9%	8.0%	3.9%	9.5%
Argentina	27.8%	19.8%	68.0%	4.5%
Guatemala	10.2%	7.6%	4.4%	14.8%
Costa Rica	15.4%	10.2%	3.3%	6.4%
Nicaragua	24.6%	11.8%	4.1%	6.0%
Panama	11.0%	8.3%	2.2%	4.0%
Uruguay	10.2%	7.4%	5.7%	4.0%

The key assumptions by CGU for impairment test as of December 31, 2021 were as follows:

CGU	Pre-tax WACC	Post –tax WACC	Expected Annual Long-Term Inflation 2022-2026	Expected Volume Growth Rates 2022-2026
Mexico	6.8%	4.9%	3.7%	2.8%
Brazil	9.1%	5.8%	3.3%	7.7%
Colombia	8.7%	5.8%	3.0%	8.4%
Argentina	19.7%	14.5%	35.9%	5.4%
Guatemala	7.9%	6.1%	4.2%	10.7%
Costa Rica	13.5%	9.2%	3.1%	6.5%
Nicaragua	18.3%	10.6%	4.3%	6.4%
Panama	8.5%	6.5%	2.2%	7.0%
Uruguay	8.5%	6.1%	5.0%	4.0%

Summary of Detailed Information About Sensitivity to Changes in Assumptions

CGU	Change in WACC	Change in Volume Growth CAGR(1)	Effect on Valuation
Mexico	+0.3p.p	-1.0%	Passes by 4.2x
Brazil	+0.5p.p	-1.0%	Passes by 2.6x
Colombia	+0.5p.p	-1.0%	Passes by 2.0x
Argentina	+1.9p.p	-1.0%	Passes by 8.6x
Guatemala	+0.4p.p	-1.0%	Passes by 42.9x
Costa Rica	+0.6p.p	-1.0%	Passes by 2.6x
Nicaragua	+0.8p.p	-1.0%	Passes by 1.0x
Panama	+0.3p.p	-1.0%	Passes by 5.8x
Uruguay	+0.2p.p	-1.0%	Passes by 3.9x

(1) Compound Annual Growth Rate (CAGR)